November 19, 2012

EDGAR FILING

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Calvert Tax-Free Bond Fund (the “Fund”), a series of
Calvert Tax-Free Reserves
File Nos. 002-69565 and 811-03101

Pursuant to Rule 497 under the Securities Act of 1933, transmitted are exhibits containing interactive data format risk/return summary information for the above-referenced Fund, in connection with the prospectus supplement filed for the Fund on November 1, 2012, pursuant to Rule 497(e) — SEC Accession No. 0000319676-12-000013.

Please feel free to contact me at 301-657-7045 with any questions.

Sincerely,

/s/ Lancelot A. King

Lancelot A. King

Assistant Vice President

and Associate General Counsel